Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

As at December 31,	2025	2024
Accounts receivable	$3,862	$2,750
Investment income due and accrued	1,175	1,163
Property and equipment	651	667
Right-of-use assets	793	734
Deferred acquisition costs(1)	142	157
Prepaid expenses	931	1,337
Accrued post-retirement benefit assets (Note 24)	73	58
Other	126	155
Total other assets	$7,753	$7,021

(1)    Amortization of deferred acquisition cost charged to income during the year amounted to $29 in 2025 (2024 — $27).